Convertible Preferred Stock - Additional Information (Details)	1 Months Ended				2 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jan. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) director $ / shares shares	Dec. 31, 2020 USD ($) director $ / shares shares	Jun. 14, 2021 shares	Jan. 11, 2021 shares	Dec. 31, 2019 USD ($) $ / shares	May 31, 2019 USD ($) $ / shares shares	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	May 31, 2016 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2012 $ / shares shares	Oct. 31, 2011 $ / shares shares
Sale of Stock [Line Items]
Dividend rate percentage						8.00%	8.00%
Minimum aggregate public offering price for automatic conversion						$ 50,000,000.0	$ 50,000,000.0
Voting rights, number of directors | director						7	7
Fair value of warrant shares						$ (61,447,000)	$ (39,670,000)			$ 0
Additional paid-in capital						$ 687,692,000	$ 682,671,000			$ 668,178,000
Preferred stock warrants outstanding (in shares) | shares						569,093	569,093
Accounting Standards Update 2017-12 | Adoption of accounting standards
Sale of Stock [Line Items]
Fair value of warrant shares												$ 600,000
Additional paid-in capital												$ 600,000
Hercules warrant
Sale of Stock [Line Items]
Warrant to purchase shares of convertible preferred stock (in shares) | shares											36,630			79,587	79,587	397,932
Exercise price of warrants (in dollars per share) | $ / shares											$ 5.46				$ 3.45536	$ 3.45536
Warrants expiration period from IPO							3 years
Fair value of warrant shares											$ (100,000)			$ (100,000)		$ (300,000)
Series 1 Warrant
Sale of Stock [Line Items]
Warrant to purchase shares of convertible preferred stock (in shares) | shares																	45,787	45,787
Exercise price of warrants (in dollars per share) | $ / shares																	$ 2.729862	$ 2.729862
Series 8 convertible preferred stock
Sale of Stock [Line Items]
Conversion price (in dollars per share) | $ / shares						$ 6.9075	$ 6.9075			$ 6.9075
Series 7 convertible preferred stock
Sale of Stock [Line Items]
Conversion price (in dollars per share) | $ / shares						6.526419	6.526419			6.526419
Series 6 convertible preferred stock
Sale of Stock [Line Items]
Conversion price (in dollars per share) | $ / shares						5.539864	5.539864			5.539864
Series 1 convertible preferred stock
Sale of Stock [Line Items]
Conversion price (in dollars per share) | $ / shares						2.729862	2.729862			2.729862
Series 2 convertible preferred stock
Sale of Stock [Line Items]
Conversion price (in dollars per share) | $ / shares						4.01068	4.01068			4.11146
Series 3 convertible preferred stock
Sale of Stock [Line Items]
Conversion price (in dollars per share) | $ / shares						4.58348	4.58348			4.78821
Series 4 convertible preferred stock
Sale of Stock [Line Items]
Conversion price (in dollars per share) | $ / shares						$ 3.45536	3.45536			3.45536
Series 4 convertible preferred stock | Hercules warrant
Sale of Stock [Line Items]
Warrant to purchase shares of convertible preferred stock (in shares) | shares						477,519
Series 5 convertible preferred stock
Sale of Stock [Line Items]
Conversion price (in dollars per share) | $ / shares						$ 5.03624	$ 5.03624			$ 5.03624
Subsequent event
Sale of Stock [Line Items]
Preferred stock warrants outstanding (in shares) | shares								24,709,821
Class of Stock [Line Items]
Convertible preferred stock, shares issuable (in shares) | shares								129,496,639	129,496,639
Common stock exchange ratio								0.8925	0.8925
Private placement
Sale of Stock [Line Items]
Fair value of warrant shares							$ (7,550,000)
Private placement | Series 8 convertible preferred stock
Sale of Stock [Line Items]
Issuance of stock (in shares) | shares	1,719,145				10,857,762
Issuance of stock, price (in dollars per share) | $ / shares	$ 6.9075				$ 6.9075
Issuance of stock, proceeds	$ 11,900,000				$ 74,800,000
Issuance costs					$ 200,000
Private placement | Series 7 convertible preferred stock
Sale of Stock [Line Items]
Issuance of stock (in shares) | shares		8,442,102	15,307,518
Issuance of stock, price (in dollars per share) | $ / shares		$ 6.526419	$ 6.526419
Issuance of stock, proceeds		$ 53,000,000.0	$ 98,800,000
Issuance costs		$ 2,100,000	$ 1,100,000
Private placement | Series 6 convertible preferred stock
Sale of Stock [Line Items]
Issuance of stock (in shares) | shares				4,512,743
Issuance of stock, price (in dollars per share) | $ / shares				$ 5.539864
Issuance of stock, proceeds				$ 24,900,000
Issuance costs				$ 100,000
Prepayment for sale of stock													$ 5,000,000.0